Commitment and contingencies - Property tax (Details) $ in Thousands, $ in Millions		1 Months Ended
	Nov. 15, 1995 USD ($) ha	Nov. 30, 2018 MXN ($)	Mar. 31, 2014 MXN ($)	Aug. 31, 2012 MXN ($)	Nov. 30, 2011 MXN ($)
Reynosa Airport - Property tax
Commitment and contingencies
Loss contingency damages			$ 1,361	$ 1,119	$ 127,312
Ciudad Juarex Airport - Conflict with ownership of certain land
Commitment and contingencies
Loss contingency damages	$ 120.0
Area of land in claim | ha	240
Culiacán Airport - Property tax
Commitment and contingencies
Loss contingency damages		$ 2,425,000
Other fees sought		$ 3,339,000